RISK MANAGEMENT (Details 11) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Deposits from banks	R$ 320,410,105	R$ 264,515,929
Deposits from customers	632,337,290	646,734,380
Securities issued	237,331,491	241,197,989
Subordinated debts	84,376,010	99,757,706
Insurance contracts liabilities	344,792,222	304,755,965
Other financial liabilities	82,619,532	92,556,433
Total liabilities	1,701,866,650	1,649,518,402
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Deposits from banks	241,147,532
Deposits from customers	189,556,676
Securities issued	8,154,052
Subordinated debts	359,550
Insurance contracts liabilities	6,303,440
Other financial liabilities	51,707,772
Total liabilities	497,229,022	481,726,684
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Deposits from banks	36,531,359
Deposits from customers	20,576,205
Securities issued	7,115,956
Subordinated debts	27,251
Insurance contracts liabilities	24,460,384
Other financial liabilities	21,549,168
Total liabilities	110,260,323	96,975,354
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Deposits from banks	19,465,415
Deposits from customers	128,144,743
Securities issued	28,076,948
Subordinated debts	38,807
Insurance contracts liabilities	22,475,002
Other financial liabilities	1,481,813
Total liabilities	199,682,728	244,069,875
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Deposits from banks	19,520,577
Deposits from customers	293,394,821
Securities issued	181,581,846
Subordinated debts	17,837,966
Insurance contracts liabilities	119,913,107
Other financial liabilities	5,857,103
Total liabilities	638,105,420	585,833,182
Later than five years [member]
IfrsStatementLineItems [Line Items]
Deposits from banks	3,745,222
Deposits from customers	664,845
Securities issued	12,402,689
Subordinated debts	66,112,436
Insurance contracts liabilities	171,640,289
Other financial liabilities	2,023,676
Total liabilities	R$ 256,589,157	R$ 240,913,307